Average Annual Total Returns - Retail - Vanguard Core Bond Fund	Investor Shares 1 Year	Investor Shares Since Inception	Investor Shares Inception Date	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions Since Inception	Investor Shares Return After Taxes on Distributions Inception Date	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares Inception Date	Admiral Shares 1 Year	Admiral Shares Since Inception	Admiral Shares Inception Date	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Since Inception	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) Inception Date
Total	10.19%	4.68%	Mar. 28, 2016	8.90%	3.49%	Mar. 28, 2016	6.05%	3.06%	Mar. 28, 2016	10.40%	4.82%	Mar. 28, 2016	7.75%	4.20%	Mar. 28, 2016